Capital Surplus - Details of Capital Surplus (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital surplus [line items]
Changes in associates accounted for using equity method	$ 152	$ 4,834
Ending balance	6,055,773
Capital surplus [member]
Capital surplus [line items]
Beginning balance	6,055,621	6,050,787
Changes in associates accounted for using equity method	152	4,834
Ending balance	6,055,773	6,055,621
Capital surplus [member] | Share premium [member]
Capital surplus [line items]
Beginning balance	6,043,483	6,043,483
Ending balance	6,043,483	6,043,483
Capital surplus [member] | Others [member]
Capital surplus [line items]
Beginning balance	12,138	7,304
Changes in associates accounted for using equity method	152	4,834
Ending balance	$ 12,290	$ 12,138